Biological Assets - Schedule of Changes in Biological Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Current [Member]
Schedule of Changes in Biological Assets [Line Items]
Balance at the beginning of the period, Current	$ 1,826,766	$ 1,608,223
Increase by reproduction (born) and cost absorption including death, Current	2,810,263	2,693,960
Reduction for slaughter, sale or consumption, Current	(3,200,293)	(3,006,017)
Purchases, Current	119,809	102,411
Fair value adjustments, Current	24,787	(9,177)
Reclassification from non-current to current, Current	259,631	231,663
Exchange rate variation, Current	33,475	39,696
Amortization, Current
Balance at the end of the period, Current	1,874,438	1,660,759
Non-Current [Member]
Schedule of Changes in Biological Assets [Line Items]
Balance at the beginning of the period, Non-current	611,799	518,234
Increase by reproduction (born) and cost absorption including death, Non-current	398,795	365,078
Reduction for slaughter, sale or consumption, Non-current	(16,496)	(15,297)
Purchases, Non-current	70,908	51,167
Fair value adjustments, Non-current		(14)
Reclassification from non-current to current, Non-current	(259,631)	(231,663)
Exchange rate variation, Non-current	7,652	11,586
Amortization, Non-current	(179,480)	(149,807)
Balance at the end of the period, Non-current	$ 633,547	$ 549,284